UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number_811-09869

__Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/14

Item 1. Reports to Stockholders.

Franklin Floating Rate Master Series Annual Report

Manager’s Discussion

During the fiscal year ended July 31, 2014, the Fund delivered a +3.28% total return.1 In comparison, the Credit Suisse Leveraged Loan Index (CS LLI), which is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market, generated a +4.95% total return.2

The term loans of Clear Channel Communications, one of the largest U.S. radio companies, were among the top performers during the period as investors came to believe the company was more likely to address its near-term debt following the extension of maturities for its shorter dated term loans. Term loans of Caesar’s Entertainment Operating Company were also among the top performers as investors were attracted by their relatively high coupons while taking comfort in their senior secured status relative to other debt in Caesar’s capital structure. Term loans of Altegrity, a background investigation and risk consulting services provider to federal government agencies, also performed well. Following reports of weaker operating performance and a U.S. government investigation into the company’s practices, we invested in Altegrity term loans on the basis of their relatively high income generation and our expectation that the company would be able to refinance its debt. Near period-end, Altegrity refinanced its bonds and loans, leading our investments to be taken out at par, a factor that contributed to Fund performance.

In contrast, our allocation to loans in the upper tier (those with higher credit ratings) and underweighting in lower tier loans at the beginning of the period detracted from performance relative to the index. For the one-year period ended July 31, 2014, distressed (rated CC, C and defaulted) loans had the highest total returns, followed by CCC-rated loans and B-rated loans, based on the CS LLI. The index’s upper tier, which includes BB-rated loans, had the lowest returns. One of the market’s largest issuers, an electrical utility in the lower tier segment that was not in the portfolio, contributed to index performance amid investor expectations of higher recovery rates following its bankruptcy filing.

The Fund’s exposure to a term loan of Weight Watchers, a provider of weight control programs, also detracted from performance during the year. The Weight Watchers loan price declined following reports of weaker operating results and amid investor concerns about new entrants and increased competition in the weight loss industry. However, as we assessed the company’s declining performance and its management’s guidance for further weakness, we exited our position before its price fell further. A term loan of Town Sports, one of the largest U.S. fitness clubs, also detracted from performance after the company reported disappointing results arising from weaker membership trends amid heavy competition.

During the period, we invested in a select number of higher yielding loans given our positive outlook on loan defaults and their historically lower sensitivity to potentially rising U.S. Treasury yields. In doing so, we sought to maintain the Fund’s traditionally lower volatility strategy. Our largest investments during the year reflected this strategy and included investments in new issuers in the loan market that took advantage of stronger primary market conditions for deals related to mergers and acquisitions. For example, William Morris Endeavor Entertainment, a global talent, entertainment and media company, launched new term loans to finance its acquisition of IMG Worldwide Holdings. We invested in first and second lien William Morris Endeavor Entertainment term loans because of the company’s market-leading position as an entertainment talent agency and its key relationships with content owners, sponsors and broadcasters, as well as the company’s diversified revenue streams and strong free cash flow generation.  In the secondary market, we added to our holding in a term loan of Moneygram International, a global payment services company. The Moneygram loan price declined following Wal-Mart Stores’ announcement that it would launch a competing product in the U.S. money transfer market. We purchased the term loan at a discount to par with the expectation that Moneygram would continue to adequately service its debt despite increased domestic competition, owing to a stronger position in its core international money transfer business.

Portfolio Breakdown	% of Total Net Assets
7/31/14
Senior Floating Rate Interests	89.58%
Other Long-Term Investments[3]	0.67%
Short-Term Investments & Other Net Assets	9.75%

Notes:

1. Fund investment results reflect the voluntary expense reduction, without which the results would have been lower.

2. Copyright © 2014 CREDIT SUISSE GROUP AG and/or its affiliates. All rights reserved.

The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

3. Common stocks and asset-backed securities.

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

*Source: Copyright © 2014 CREDIT SUISSE GROUP AG and/or its affiliates. All rights reserved. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below investment grade and rated no higher than Baa1/BB+ or Ba1/BBB+ by Moody’s or S&P.

Average Annual Total Return**

7/31/14

1-Year                         +3.28%

5-Year                         +5.79%

10-Year                       +3.78%

**Fund investment results reflect the voluntary expense reduction, without which the results would have been lower.

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

•   Transaction costs, including sales charges (loads) on Fund purchases, if any; and

•   Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if any, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

   If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period* 2/1/14–7/31/14
Actual	$1,000	$1,011.00	$3.99
Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01

*Expenses are calculated using the most recent annualized six-month expense ratio, net of voluntary expense waivers, of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Floating Rate Master Trust

Financial Highlights

Franklin Floating Rate Master Series
			Year Ended July 31,
	2014	2013	2012	2011	2010
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$8.93	$8.76	$8.88	$8.65	$8.24
Income from investment operations[a] :
Net investment income	0.299	0.347	0.414	0.402	0.322
Net realized and unrealized gains (losses)	(0.010)	0.169	(0.122)	0.233	0.408
Total from investment operations	0.289	0.516	0.292	0.635	0.730
Less distributions from net investment income	(0.299)	(0.346)	(0.412)	(0.405)	(0.320)
Net asset value, end of year	$8.92	$8.93	$8.76	$8.88	$8.65

Total return	3.28%	5.94%	3.44%	7.44%	8.95%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.92%	0.96%	0.97%	0.96%	0.99%
Expenses net of waiver and payments by affiliates[b]	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.36%	3.77%	4.78%	4.48%	3.81%

Supplemental data
Net assets, end of year (000's)	$2,260,151	$1,420,061	$642,804	$943,253	$483,151
Portfolio turnover rate	70.55%	61.33%	69.54%	95.76%	71.85%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBenefit of expense reduction rounds to less than 0.01%.

Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2014

				% of Net
Franklin Floating Rate Master Series	Country	Shares	Value	Assets
Common Stocks (Cost $5,856)
Broadcasting
[a]Cumulus Media Inc.	United States	934	$4,838	0.00	†
		Principal Amount*
[b,c]Senior Floating Rate Interests
Aerospace & Defense
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	Luxembourg	1,091,348	1,092,713	0.05
AWAS Finance Luxembourg SA, Loans, 3.50%, 6/10/16	Ireland	2,840,451	2,844,001	0.13
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19	United States	9,253,138	9,299,404	0.41
Second Lien 2013 Replacement Term Loan, 8.25%, 11/30/19	United States	3,298,364	3,345,092	0.15
Delos Finance S.A.R.L. (ILFC), Loans, 3.50%, 3/06/21	United States	5,500,000	5,499,016	0.24
Doncasters U.S. Finance LLC,
[d] Second Lien Term Loan, 9.50%, 10/09/20	United States	4,088,681	4,162,788	0.18
Term B Loans, 4.50%, 4/09/20	United States	8,977,312	9,006,300	0.40
[e]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	270,074	241,396	0.01
Fly Funding II S.A.R.L., Loans, 4.50%, 8/09/19	Luxembourg	8,395,491	8,468,951	0.37
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 6/30/17	United States	6,858,333	6,860,480	0.30
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	21,842,546	21,741,131	0.96
Tranche D Term Loan, 3.75%, 6/04/21	United States	5,179,934	5,135,904	0.23
			77,697,176	3.43
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	750,335	758,074	0.03
Airlines
Air Canada, Term Loan, 5.50%, 9/26/19	Canada	5,958,182	6,069,898	0.27
American Airlines Inc., Class B Term Loan, 3.75%, 6/27/19	United States	17,123,328	17,164,612	0.76
Delta Air Lines Inc.,
Term Loan B, 3.25%, 4/20/17	United States	5,685,625	5,690,248	0.25
Term Loan B-1, 3.25%, 10/18/18	United States	1,388,850	1,387,808	0.06
			30,312,566	1.34
Aluminum
Novelis Inc., Term Loan, 3.75%, 3/10/17	Canada	3,544,994	3,550,737	0.16
Apparel Retail
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	13,230,000	13,353,952	0.59
Apparel, Accessories & Luxury Goods
[d]Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	16,700,000	16,658,250	0.74
Application Software
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	4,344,862	4,345,731	0.19
Auto Parts & Equipment
Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	9,128,173	9,173,814	0.41
ASP HHI Acquisition Co. Inc., Refinancing Term Loan, 5.00%, 10/05/18	United States	2,764,871	2,781,289	0.12
August LuxUK Holding Co.,
[d] First Lien Term Loan, 6.25%, 4/27/18	Luxembourg	493,210	497,525	0.02
Lux Term B-1 Loan, 5.00%, 4/27/18	Luxembourg	2,472,790	2,494,427	0.11
August U.S. Holding Co. Inc.,
[d] First Term Loan, 6.25%, 4/27/18	United States	148,364	149,662	0.01
U.S. Term B-1 Loan, 5.00%, 4/27/18	United States	3,164,626	3,192,317	0.14
CS Intermediate HoldCo 2 LLC, Term Loans, 4.00%, 4/04/21	United States	4,560,000	4,554,300	0.20
Federal-Mogul Holdings Corp., Tranche C Term Loans, 4.75%, 4/15/21	United States	14,500,000	14,510,875	0.64
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 6.50%, 7/29/17	United States	4,037,452	4,052,593	0.18
[d]Gates Global LLC, Initial Dollar Term Loans, 5.50%, 7/03/21	United States	4,440,000	4,417,405	0.20
[d]Grede Holdings LLC, Initial Term Loan, 4.75%, 6/02/21	United States	9,636,089	9,688,287	0.43
Henniges Automotive Holdings Inc., Term Loans, 6.00%, 6/12/21	United States	8,385,902	8,501,208	0.38
Key Safety Systems Inc., Initial Term Loan, 4.75%, 5/10/18	United States	1,077,342	1,082,056	0.05
Metaldyne LLC, USD Term Loan, 4.25%, 12/18/18	United States	3,702,230	3,722,285	0.16
[d]TI Group Automotive Systems LLC, Term Loan, 4.25%, 7/02/21	United States	11,300,000	11,324,724	0.50
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.00%, 4/23/20	United States	11,583,914	11,547,714	0.51

Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2014 (continued)
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	3,671,465	3,683,702	0.16
Veyance Technologies Inc. (Goodyear), Term Loan, 5.25%, 9/08/17	United States	3,832,425	3,840,185	0.17
			99,214,368	4.39
Biotechnology
Alkermes Inc., 2019 Term Loan, 3.50%, 9/25/19	Ireland	2,856,391	2,853,415	0.13
Broadcasting
Clear Channel Communications Inc.,
Tranche C Term Loan, 3.805%, 1/29/16	United States	32,955	32,625	0.00	†
Tranche D Term Loan, 6.905%, 1/30/19	United States	7,101,320	6,989,624	0.31
Tranche E Term Loan, 7.655%, 7/30/19	United States	13,228,609	13,235,699	0.59
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	17,043,939	17,100,252	0.76
Entercom Radio LLC, Term Loan B-2, 4.00% - 5.25%, 11/23/18	United States	1,560,328	1,565,009	0.07
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/31/20	United States	7,983,616	8,003,575	0.35
Gray Television Inc., Term Loan B, 3.75%, 6/13/21	United States	7,911,996	7,925,597	0.35
Media General Inc., Term B Loan, 4.25%, 7/31/20	United States	10,835,345	10,891,147	0.48
Mission Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	1,846,015	1,849,476	0.08
Nexstar Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	2,093,410	2,097,336	0.09
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	11,458,262	11,630,136	0.52
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17	United States	8,893,377	8,893,377	0.39
Univision Communications Inc.,
First-Lien Term Loan, Add-on, 4.00%, 3/01/20	United States	9,335,126	9,286,117	0.41
Replacement First-Lien Term Loan, 4.00%, 3/01/20	United States	8,293,807	8,252,338	0.37
			107,752,308	4.77
Building Products
NCI Building Systems Inc., Tranche B Term Loan, 4.25%, 6/24/19	United States	2,677,987	2,680,917	0.12
Quikrete Holdings Inc.,
First Lien Initial Loan, 4.00%, 9/26/20	United States	9,840,858	9,855,796	0.43
Second Lien Initial Loan, 7.00%, 3/26/21	United States	820,000	838,450	0.04
			13,375,163	0.59
Cable & Satellite
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	6,380,000	6,329,655	0.28
Casinos & Gaming
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20	United States	8,899,709	8,919,546	0.39
[d]Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	22,642,154	22,730,594	1.01
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	10,264,186	10,332,618	0.46
CCM Merger Inc. (MotorCity Casino),
Term Loan, 6.00%, 3/01/17	United States	5,207,034	5,213,543	0.23
Term Loan B, 5.75%, 8/08/21	United States	5,201,892	5,161,785	0.23
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20	United States	8,765,312	8,798,182	0.39
[d]ROC Finance LLC, Funded Term B Loans, 5.00%, 4/08/19	United States	13,031,859	12,771,222	0.56
Scientific Games International Inc., Term Loan B, 4.25%, 10/18/20	United States	16,126,481	15,920,578	0.70
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	5,115,125	5,121,519	0.23
			94,969,587	4.20
Coal & Consumable Fuels
Bowie Resource Holdings LLC, 1st Lien Initial Term Loan, 6.75%, 8/16/20	United States	2,292,358	2,309,551	0.10
Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	6,707,205	6,774,277	0.30
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	15,557,368	15,569,876	0.69
			24,653,704	1.09
Commodity Chemicals
AI Chem & CY U.S. Acquico Inc.,
Tranche B-1 Term Loan, 4.50%, 10/03/19	Luxembourg	690,876	692,603	0.03
Tranche B-2 Term Loan, 4.50%, 10/03/19	Luxembourg	358,462	359,358	0.02
Allnex USA Inc., 2nd Lien Term Loan, 8.25%, 4/03/20	United States	524,329	536,126	0.02
[d]Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	13,576,727	13,648,860	0.61
[d]Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	13,384,463	13,402,586	0.59
			28,639,533	1.27
Communications Equipment
Alcatel-Lucent USA Inc., US Term Loan C (TLC), 4.50%, 1/30/19	United States	13,373,850	13,383,599	0.59
[d]CIENA Corp., Term Loan, 5.25%, 7/15/19	United States	5,974,320	5,976,189	0.26
Presidio Inc., Term Loan, 5.00%, 3/31/17	United States	928,062	933,089	0.04

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2014 (continued)

Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	3,954,010	3,946,082	0.18
			24,238,959	1.07
Computer & Electronics Retail
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	12,797,925	12,685,790	0.56
Construction Machinery & Heavy Trucks
Allison Transmission Inc., Term B-3 Loans, 3.75%, 8/23/19	United States	10,479,024	10,495,403	0.47
Doosan Infracore International and Doosan Holdings Europe, Tranche B Term	United States	5,030,000	5,057,202	0.22
Loan, 4.50%, 5/28/21
			15,552,605	0.69
Data Processing & Outsourced Services
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	36,858,205	36,359,071	1.61
Safenet Inc.,
First Lien Initial Term Loan, 5.50%, 2/24/20	United States	4,389,000	4,410,945	0.20
Second Lien Initial Term Loan, 8.50%, 3/05/21	United States	2,940,000	2,969,400	0.13
SunGard Data Systems Inc., Tranche E Term Loan, 4.00%, 3/08/20	United States	2,851,825	2,861,609	0.13
Vantiv LLC (Fifth Third Processing), Term B Loan, 3.75%, 6/13/21	United States	7,290,000	7,326,450	0.32
Worldpay U.S. Inc.,
Additional Term Facility, 4.50%, 11/30/19	United States	1,607,850	1,615,889	0.07
Facility B2A-II Loan, 5.25%, 11/30/19	United States	1,800,000	1,812,939	0.08
Facility C2 Loan, 4.75%, 11/30/19	United States	2,400,000	2,417,251	0.11
			59,773,554	2.65
Department Stores
Hudson's Bay Co., First Lien Initial Term Loan, 4.75%, 11/04/20	Canada	5,839,227	5,893,969	0.26
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	4,827,823	4,844,117	0.22
			10,738,086	0.48
Distributors
American Builders & Contractors Supply Co. Inc., Term B Loans, 3.50%, 4/16/20	United States	3,421,033	3,405,799	0.15
Diversified Chemicals
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	9,061,626	9,065,405	0.40
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	17,917,063	18,174,621	0.80
Ineos U.S. Finance LLC, Dollar Term Loan, 3.75%, 5/04/18	United States	9,989,981	9,955,196	0.44
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	7,700,954	7,806,842	0.35
OXEA GmbH,
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	2,659,900	2,661,562	0.12
[d] Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	17,628,505	17,804,789	0.79
			65,468,415	2.90
Diversified Metals & Mining
Atkore International Inc.,
Initial Term Loan, 4.50%, 4/09/21	United States	3,920,000	3,916,735	0.17
Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	6,208,246	6,200,486	0.27
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	United States	20,274,393	20,240,190	0.90
			30,357,411	1.34
Diversified Support Services
Acosta Inc., Term Loan B, 4.25%, 3/01/18	United States	4,511,648	4,521,519	0.20
AlixPartners LLP,
2014 Jan Replacement Term B2 Loans, 4.00%, 7/10/20	United States	8,077,750	8,082,799	0.36
Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	4,039,650	4,105,294	0.18
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	14,700,000	14,778,101	0.65
			31,487,713	1.39
Drug Retail
Rite Aid Corp.,
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	678,070	692,309	0.03
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	1,900,000	1,921,970	0.09
			2,614,279	0.12
Electric Utilities
Alinta Energy Finance Pty. Ltd., Term B Loans, 6.375%, 8/13/19	Australia	10,265,243	10,409,603	0.46
Electrical Components & Equipment
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	4,501,962	4,513,217	0.20

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2014 (continued)
Electronic Equipment & Instruments
Oberthur Technologies of America Corp., Tranche B-2 Term Loan, 4.50%,	United States	517,400	519,496	0.02
10/18/19
Food Distributors
AdvancePierre Foods Inc.,
Loans, 5.75%, 7/10/17	United States	3,525,772	3,537,523	0.16
Second Lien Term Loan, 9.50%, 10/10/17	United States	12,584,439	12,254,098	0.54
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	7,920,000	7,924,950	0.35
			23,716,571	1.05
Food Retail
Pantry Inc., Term Loan, 4.75%, 8/03/19	United States	2,304,074	2,318,474	0.10
Forest Products
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	7,330,962	7,408,854	0.33
[d]Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	12,760,796	12,893,725	0.57
			20,302,579	0.90
Health Care Equipment
Biomet Inc., Dollar Term B-2 Loan, 3.65% - 3.733%, 7/25/17	United States	6,980,489	6,984,307	0.31
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	4,960,480	5,058,658	0.22
Term Loan, 5.00%, 6/07/19	United States	8,015,850	8,038,038	0.36
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.00%, 5/04/18	United States	5,866,427	5,872,692	0.26
			25,953,695	1.15
Health Care Facilities
[d]Amsurg Corp., Initial Term Loan, 5.25%, 7/16/21	United States	3,440,000	3,443,585	0.15
Community Health Systems Inc.,
2017 Term E Loan, 3.478%, 1/25/17	United States	2,399,834	2,404,514	0.11
2021 Term D Loan, 4.25%, 1/27/21	United States	23,729,253	23,818,238	1.05
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	10,081,254	10,117,486	0.45
United Surgical Partners International Inc.,
Extended Term Loan, 4.25%, 4/03/17	United States	1,464,639	1,469,216	0.06
New Tranche B Term Loan, 4.75%, 4/03/19	United States	1,928,522	1,934,548	0.09
			43,187,587	1.91
Health Care Services
Connolly LLC,
2nd Lien Initial Term Loan, 8.00%, 5/14/22	United States	8,670,000	8,821,725	0.39
Initial Term Loan, 5.00%, 5/14/21	United States	9,940,000	10,020,762	0.44
DaVita HealthCare Partners Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	12,056,325	12,053,094	0.53
Dialysis Newco Inc.,
Second Lien Term Loan B, 7.75%, 10/22/21	United States	1,420,000	1,425,325	0.06
Term Loan B, 4.75%, 4/23/21	United States	6,410,000	6,434,038	0.29
Envision Healthcare Corp. (Emergency Medical), Initial Term Loan, 4.00%,	United States	5,796,685	5,806,348	0.26
5/25/18
Millennium Laboratories LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	21,716,250	21,788,457	0.96
National Mentor Holdings Inc., Initial Tranche B Term Loan, 4.75%, 1/31/21	United States	11,130,774	11,181,786	0.50
Surgery Centers Holdings Inc.,
First Lien Term Loan, 6.00%, 4/11/19	United States	4,609,285	4,609,285	0.20
Incremental Second Lien Term Loan, 9.75%, 4/10/20	United States	1,280,000	1,305,600	0.06
Second Lien Term Loan, 9.75%, 9/15/21	United States	5,093,392	5,074,292	0.23
Term Loan, 6.50%, 9/15/20	United States	5,031,015	5,049,881	0.22
U.S. Renal Care Inc.,
Incremental Tranche B-1 Term Loan (Second Lien), 8.50%, 1/03/20	United States	628,571	634,857	0.03
Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	16,775,833	16,760,114	0.74
			110,965,564	4.91
Health Care Supplies
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	3,947,910	3,961,234	0.18
Health Care Technology
[d]Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	11,456,061	11,434,581	0.51
Home Improvement Retail
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	11,312,013	11,378,471	0.50
Hotels, Resorts & Cruise Lines
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	6,070,000	6,111,731	0.27

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2014 (continued)
Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, 12/27/20	Canada	3,830,000	3,873,088	0.17
La Quinta Intermediate Holdings LLC, Initial Term Loans, 4.00%, 4/14/21	United States	15,871,429	15,906,155	0.70
Station Casinos LLC, B Term Loan, 4.25%, 3/01/20	United States	6,416,913	6,424,935	0.29
			32,315,909	1.43
Household Products
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	26,892,230	26,085,463	1.15
Independent Power Producers & Energy Traders
Calpine Corp.,
Term Loan, 4.00%, 4/01/18	United States	3,519,621	3,532,380	0.16
Term Loan B4, 4.00%, 10/31/20	United States	7,230,008	7,248,538	0.32
Term Loans, 4.00%, 10/09/19	United States	520,725	522,092	0.02
Dynegy Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/23/20	United States	1,826,272	1,827,985	0.08
			13,130,995	0.58
Industrial Conglomerates
[d]Ina Beteiligungsgesellschaft mbh (Schaeffler), Facility E, 3.75%, 5/15/20	Germany	11,940,000	11,968,190	0.53
Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18	United States	1,921,212	1,926,015	0.09
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	1,379,033	1,379,465	0.06
			15,273,670	0.68
Industrial Machinery
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/20/21	United States	6,673,931	6,682,273	0.30
[d] Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	9,715,882	9,728,027	0.43
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	1,501,020	1,501,921	0.07
Husky Injection Molding Systems Ltd., Term Loan, 4.25%, 6/30/21	United States	4,234,685	4,249,905	0.19
Milacron LLC, Term B Loan, 4.00%, 3/28/20	United States	5,673,750	5,671,980	0.25
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	6,566,691	6,644,670	0.29
Onsite Rental Group Operations Pty Ltd., Term B Loan, 6.75%, 7/30/21	Australia	9,570,000	9,426,450	0.42
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	8,257,600	8,251,869	0.36
Sensus USA Inc.,
First Lien Term Loan, 4.75%, 5/09/17	United States	5,212,318	5,231,864	0.23
Second Lien Term Loan, 8.50%, 5/09/18	United States	4,029,954	4,052,623	0.18
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	1,762,260	1,778,414	0.08
			63,219,996	2.80
Insurance Brokers
HUB International Ltd., Initial Term Loan, 4.25%, 10/02/20	United States	10,417,853	10,403,904	0.46
Integrated Telecommunication Services
Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%, 2/08/20	United States	4,489,020	4,460,964	0.20
Integra Telecom Holdings Inc.,
First Lien Term Loan, 5.25%, 2/22/19	United States	1,984,875	1,997,032	0.09
Second Lien Initial Loan, 9.75%, 2/24/20	United States	3,546,547	3,624,571	0.16
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	4,591,918	4,591,918	0.20
LTS Buyer LLC,
First Lien Term B Loan, 4.00%, 4/11/20	United States	4,098,600	4,089,608	0.18
Second Lien Initial Loan, 8.00%, 4/11/21	United States	2,407,490	2,439,589	0.11
Zayo Group LLC, Term Loan, 4.00%, 7/02/19	United States	13,497,761	13,452,422	0.59
			34,656,104	1.53
Internet Software & Services
[d]BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	33,008,771	32,838,578	1.45
Web.com Group Inc., First Lien Term Loan, 4.50%, 10/27/17	United States	8,539,450	8,592,822	0.38
			41,431,400	1.83
Investment Banking & Brokerage
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,	United States	8,028,690	8,033,708	0.36
4.25%, 7/22/20
IT Consulting & Other Services
[d]Genpact International Inc., Domestic Term B-1 Loan, 3.50%, 8/30/19	United States	11,329,217	11,385,863	0.50
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	13,690,000	13,754,083	0.61
ClubCorp Club Operations Inc., Term B Loans, 4.00%, 7/24/20	United States	10,039,815	10,027,266	0.44
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	12,022,934	11,985,362	0.53
Planet Fitness Holdings LLC, Term Loan, 4.75%, 3/31/21	United States	5,735,625	5,760,718	0.25

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2014 (continued)
Seven Seas Cruises S. De R.L. & SSC Finance Corp., Term B-2 Loan, 3.75%,	Panama	4,478,515	4,475,716	0.20
12/21/18
[d]Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	10,960,603	9,837,141	0.44
			55,840,286	2.47
Life Sciences Tools & Services
Pharmaceutical Product Development LLC, Term Loan, 4.00%, 12/05/18	United States	4,908,968	4,919,488	0.22
Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18	United States	10,300,000	10,306,438	0.45
			15,225,926	0.67
Marine
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	10,933,885	11,079,666	0.49
Metal & Glass Containers
BWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17	United States	2,495,259	2,505,397	0.11
[d]CD&R Millennium U.S. Acquico LLC,
Initial Dollar Term Loan, 5.75%, 7/31/21	United States	2,450,000	2,446,938	0.11
Second Lien Initial Term Loan, 9.50%, 7/31/22	United States	9,037,800	9,054,746	0.40
Prescrix Inc.,
1st Lien Term Loan B, 4.25%, 5/02/21	United States	4,366,799	4,369,528	0.19
[d] 2nd Lien Term Loan, 8.00%, 5/02/22	United States	4,861,624	4,882,894	0.22
			23,259,503	1.03
Movies & Entertainment
Aufinco Pty. Ltd. and U.S. Finco LLC, Term B Loan, 4.00%, 5/30/20	Australia	1,895,050	1,892,090	0.08
Delta 2 (Lux) S.A.R.L. (Formula One), New Facility B (USD), 4.50%, 4/30/19	Luxembourg	11,688,154	11,717,374	0.52
William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 5.25%, 3/21/21	United States	21,483,010	21,384,553	0.95
Term Loans Second Lien, 8.25%, 3/21/22	United States	9,197,222	9,151,236	0.41
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	5,704,242	5,709,593	0.25
			49,854,846	2.21
Oil & Gas Drilling
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	14,651,071	14,797,582	0.66
[d]Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 6.75%, 7/25/21	United States	6,390,000	6,433,931	0.28
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19	United States	4,710,375	4,697,619	0.21
			25,929,132	1.15
Oil & Gas Equipment & Services
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	10,189,925	10,252,338	0.45
Oil & Gas Exploration & Production
Fieldwood Energy LLC, Second Lien Closing Date Loans, 8.375%, 9/30/20	United States	3,347,833	3,434,668	0.15
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	400,281	387,439	0.02
Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%, 9/25/18	United States	9,960,000	9,949,333	0.44
Utex Industries Inc., First Lien Initial Term Loan, 5.00%, 5/22/21	United States	10,665,178	10,745,167	0.47
[d]UTEX Industries Inc., Second Lien Initial Term Loan, 8.25%, 5/22/22	United States	5,000,000	5,112,500	0.23
			29,629,107	1.31
Oil & Gas Refining & Marketing
[d]Citgo Petroleum Corp., Term B Loan, 5.75%, 7/29/21	United States	2,760,000	2,777,250	0.12
Oil & Gas Storage & Transportation
[d]OSG Bulk Ships Inc., Initial Term Loan, 6.50%, 8/05/19	United States	10,110,000	10,173,188	0.45
[d]OSG International Inc., Initial Term Loan, (OIN), 7.50%, 8/05/19	United States	7,520,000	7,548,200	0.33
Southcross Energy Partners LP, Initial Term Loan, 6.50%, 8/01/21	United States	4,000,000	4,024,900	0.18
Southcross Holdings Borrower LP, Term Loan, 7.25%, 8/01/21	United States	4,010,000	4,032,508	0.18
Tallgrass Operations LLC, Term Loan, 4.25%, 11/13/18	United States	1,792,220	1,797,448	0.08
			27,576,244	1.22
Other Diversified Financial Services
Asurion LLC,
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19	United States	9,691,710	9,746,807	0.43
Second Lien Term Loan, 8.50%, 3/03/21	United States	1,820,000	1,881,425	0.08
			11,628,232	0.51
Packaged Foods & Meats
[d]Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 2/24/20	United States	8,595,902	8,495,613	0.37
CSM Bakery Supplies LLC, Term Loans, 4.75%, 7/03/20	United States	4,270,183	4,268,403	0.19
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.50%,	United States	5,093,801	5,119,270	0.23
7/03/21

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2014 (continued)
Dole Food Co. Inc., Tranche B Term Loan, 4.50% - 5.75%, 11/01/18	United States	3,649,344	3,652,369	0.16
JBS USA LLC,
Incremental Term Loan, 3.75%, 9/18/20	United States	2,937,800	2,927,664	0.13
Initial Term Loan, 3.75%, 5/25/18	United States	1,530,596	1,522,943	0.07
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	6,760,000	6,791,387	0.30
			32,777,649	1.45
Paper Packaging
[d]Clondalkin Acquisition BV,
Other Term Loan, 4.50%, 5/29/20	Netherlands	12,402,699	12,449,209	0.55
Second Lien Term Loan, 10.00%, 11/30/20	Netherlands	3,574,960	3,624,116	0.16
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	17,175,899	17,415,640	0.77
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	13,694,946	13,685,442	0.61
			47,174,407	2.09
Personal Products
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	15,192,418	15,315,857	0.68
Revlon Consumer Products Corp., Acquisition Term Loans, 4.00%, 10/09/19	United States	8,955,000	8,978,784	0.40
			24,294,641	1.08
Pharmaceuticals
[d]Akorn Inc., Loans, 4.50%, 4/17/21	United States	13,444,885	13,495,303	0.60
Mallinckrodt International Finance SA and Mallinckrodt CB LLC, Initial Term B	United States	9,655,800	9,619,591	0.43
Loan, 3.50%, 3/19/21
Par Pharmaceutical Cos. Inc., Term B-2 Loan, 4.00%, 9/30/19	United States	1,112,962	1,112,366	0.05
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	Canada	2,381,976	2,382,572	0.10
Series D-2 Tranche B Term Loan, 3.75%, 2/13/19	Canada	6,636,145	6,636,145	0.29
Series E-1 Tranche B Term Loan, 3.75%, 8/05/20	Canada	2,918,084	2,915,855	0.13
			36,161,832	1.60
Publishing
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	18,623,325	18,781,623	0.83
Restaurants
TGI Friday's Inc.,
[d] First Lien Initial Term Loan, 5.25%, 7/15/20	United States	10,368,571	10,381,532	0.46
Second Lien Initial Term Loan, 9.25%, 7/15/21	United States	4,302,857	4,318,993	0.19
			14,700,525	0.65
Retail REITs
Capital Automotive LP,
Second Lien Term Loan, 6.00%, 4/30/20	United States	1,645,000	1,686,811	0.08
Tranche B-1 Term Loan, 4.00%, 4/10/19	United States	929,870	933,855	0.04
			2,620,666	0.12
Semiconductors
Avago Technologies Cayman Ltd., Term Loans, 3.75%, 5/06/21	Cayman Islands	22,680,000	22,662,219	1.00
Freescale Semiconductor Inc.,
Tranche B-4 Term Loan, 4.25%, 2/28/20	United States	6,965,000	6,939,968	0.31
Tranche B-5 Term Loan, 5.00%, 1/15/21	United States	9,900,784	9,928,634	0.44
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	6,560,000	6,617,400	0.29
			46,148,221	2.04
Specialized Consumer Services
Koosharem LLC, Term Loans, 7.50%, 5/16/20	United States	6,340,000	6,392,831	0.28
Specialized Finance
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	13,645,800	13,631,581	0.60
Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term,	United States	16,881,231	16,817,926	0.74
4.00%, 2/01/20
[d]AZ Chem US Inc.,
First Lien Initial Term Loan, 4.50%, 6/12/21	United States	7,780,959	7,850,256	0.35
Second Lien Initial Term Loan, 7.50%, 6/12/22	United States	4,332,796	4,408,620	0.20
CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 4.25%, 8/30/20	United States	584,086	585,425	0.03
CeramTec GmbH, Dollar Term B-3 Loan, 4.25%, 8/30/20	Germany	1,786,562	1,790,656	0.08
Faenza Acquisition GmbH, Initial Dollar Term B-1 Loan, 4.25%, 8/30/20	Germany	5,893,657	5,907,165	0.26
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	7,992,126	8,001,117	0.35

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2014 (continued)
Nexeo Solutions LLC,
Term B-2 Loan, 5.00%, 9/09/17	United States	1,748,850	1,750,307	0.08
Term B-3 Loan, 5.00%, 9/08/17	United States	2,318,350	2,327,044	0.10
OMNOVA Solutions Inc., Term B-1 Loan, 4.25%, 5/31/18	United States	819,044	823,651	0.04
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	9,837,191	9,874,080	0.44
Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	6,589,020	6,770,218	0.30
[d]Solenis International LP and Solenis Holdings,
First Lien Term Loan, 5.50%, 7/31/21	United States	3,280,000	3,256,082	0.14
Second Lien Term Loan, 9.00%, 7/31/22	United States	3,270,000	3,267,276	0.15
Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18	United States	2,784,995	2,805,882	0.12
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18	Netherlands	491,470	495,156	0.02
Tata Chemicals North America Inc., Term Loan, 3.75%, 8/09/20	United States	3,593,700	3,588,040	0.16
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	9,276,719	9,299,911	0.41
			89,618,812	3.97
Specialty Stores
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/13/19	United States	6,805,933	6,849,886	0.30
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	5,498,322	5,514,740	0.24
BJ's Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	641,136	640,785	0.03
[d] Second Lien 2013 (Nov) Replacment Loans, 8.50%, 3/26/20	United States	14,452,381	14,682,723	0.65
[d]Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	7,523,757	7,553,852	0.33
Leslie's Poolmart Inc., Tranche B Term Loan, 4.25%, 10/16/19	United States	7,353,873	7,356,175	0.33
Michaels Stores Inc.,
Incremental 2014 Term Loan, 4.00%, 1/28/20	United States	3,550,000	3,538,906	0.16
Term B Loan, 3.75%, 1/28/20	United States	1,160,348	1,157,861	0.05
The Neiman Marcus Group Ltd. Inc., Other Term Loan, 4.25%, 10/25/20	United States	1,747	1,741	0.00	†
			47,296,669	2.09
Steel
Walter Energy Inc., B Term Loan, 8.50%, 4/01/18	United States	950,000	902,025	0.04
Systems Software
Blue Coat Systems Inc.,
Second Lien Loans, 9.50%, 6/28/20	United States	4,741,429	4,854,037	0.21
Term Loan, 4.00%, 5/31/19	United States	5,366,997	5,372,589	0.24
Vertafore Inc.,
New Term Loan, 4.25%, 10/03/19	United States	2,133,783	2,137,784	0.09
Second Lien Term Loan, 9.75%, 10/27/17	United States	6,403,762	6,525,837	0.29
Websense Inc.,
First Lien Term Loan, 4.50%, 6/25/20	United States	7,095,144	7,126,185	0.32
[d] Second Lien Term Loan, 8.25%, 12/24/20	United States	9,601,006	9,661,013	0.43
			35,677,445	1.58
Technology Hardware, Storage & Peripherals
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	14,661,042	14,703,016	0.65
Tires & Rubber
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	8,800,000	8,877,000	0.39
Trucking
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%,	United States	7,718,042	7,761,457	0.34
10/16/20
Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	8,699,049	8,705,843	0.39
			16,467,300	0.73
Total Senior Floating Rate Interests (Cost $2,016,705,882)			2,024,663,687	89.58
Asset-Backed Securities
Other Diversified Financial Services
[f]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4.85%, 4/15/25	United States	1,110,000	1,092,107	0.05
[c,f] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.835%, 1/27/25	Cayman Islands	1,100,000	1,065,966	0.05
[c,f] Cent CLO LP, 2013-17A, D, 144A, FRN, 3.236%, 1/30/25	Cayman Islands	800,000	798,648	0.04
[c,f] Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.685%, 7/15/26	Cayman Islands	2,650,000	2,655,406	0.12
B, 144A, FRN, 2.285%, 7/15/26	Cayman Islands	2,650,000	2,658,400	0.12
C, 144A, FRN, 3.235%, 7/15/26	Cayman Islands	2,290,000	2,283,932	0.10
[f]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 5.64%, 7/15/25	United States	1,100,000	1,112,254	0.05
[f]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 5.80%, 10/20/24	United States	1,190,000	1,218,536	0.05

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2014 (continued)
[c,f] ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.134%, 4/15/24	Cayman Islands	800,000	798,840	0.03
2013-1A, C, 144A, FRN, 3.734%, 4/15/24	Cayman Islands	800,000	767,808	0.03
2013-2A, B, 144A, FRN, 2.914%, 4/25/25	United States	800,000	789,320	0.03
Total Asset-Backed Securities (Cost $15,237,381)			15,241,217	0.67
Total Investments before Short Term Investments (Cost $2,031,949,119)			2,039,909,742	90.25

Short Term Investments (Cost $328,817,349)
Repurchase Agreements
[g]Joint Repurchase Agreement, 0.072%, 8/01/14 (Maturity Value $328,818,005)	United States	328,817,349	328,817,349	14.55
BNP Paribas Securities Corp. (Maturity Value $37,074,230)
Credit Suisse Securities (USA) LLC (Maturity Value $46,343,610)
Deutsche Bank Securities Inc. (Maturity Value $131,395,675)
HSBC Securities (USA) Inc. (Maturity Value $77,857,527)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $36,146,963)
Collateralized by U.S. Government Agency Securities, 0.115% - 5.00%,
4/20/16 - 4/17/17; [h]U.S. Treasury Bills, 8/07/14 - 5/28/15; U.S. Treasury
Bonds, 4.375% - 9.875%, 11/15/15 - 5/15/41; U.S. Treasury Notes,
0.25% - 4.25%, 9/30/14 - 5/31/19; and U.S. Treasury Notes, Index Linked,
0.125% - 2.50%, 4/15/16 - 1/15/18 (valued at $335,438,125)
Total Investments (Cost $2,360,766,468)			2,368,727,091	104.80
Other Assets, less Liabilities			(108,576,348)	(4.80)
Net Assets			$2,260,150,743	100.00

See Abbreviations on page xx.

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b The coupon rate shown represents the rate at period end.
c See Note 1(d) regarding senior floating rate interests.
d A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2014, the value of this security was $241,396, representing 0.01% of net assets.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2014, the aggregate value of these securities was $15,241,217, representing 0.67% of net assets.
g See Note 1(b) regarding joint repurchase agreement.
h The security is traded on a discount basis with no stated coupon rate.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Financial Statements

Statement of Assets and Liabilities
July 31, 2014

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,031,949,119
Cost - Repurchase agreements	328,817,349
Total cost of investments	$2,360,766,468
Value - Unaffiliated issuers	$2,039,909,742
Value - Repurchase agreements	328,817,349
Total value of investments	2,368,727,091
Cash	2,572,316
Receivables:
Investment securities sold	60,798,266
Interest	7,025,684
Unrealized appreciation on unfunded loan
commitments	24,624
Other assets	822
Total assets	2,439,148,803

Liabilities:
Payables:
Investment securities purchased	170,456,639
Management fees	1,507,767
Distributions to shareholders	6,971,693
Accrued expenses and other liabilities	61,961
Total liabilities	178,998,060
Net assets, at value	$2,260,150,743

Net assets consist of:
Paid-in capital	$2,367,233,197
Undistributed net investment income	67,046
Net unrealized appreciation (depreciation)	7,985,247
Accumulated net realized gain (loss)	(115,134,747)
Net assets, at value	$2,260,150,743
Net asset value and maximum offering price per
share ($ 2,260,150,743 ÷ 253,376,366 shares
outstanding)	$8.92

Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Financial Statements (continued)

Statement of Operations
for the year ended July 31, 2014

Investment income:
Interest	$83,076,111

Expenses:
Management fees (Note 3a)	16,556,268
Administrative fees (Note 3b)	1,499,949
Custodian fees (Note 4)	18,844
Reports to shareholders	4,072
Registration and filing fees	1,146
Professional fees	96,210
Trustees' fees and expenses	82,763
Other	43,554
Total expenses	18,302,806
Expense reductions (Note 4)	(1,458)
Expenses waived/paid by affiliates (Note 3d)	(2,318,542)
Net expenses	15,982,806
Net investment income	67,093,305

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(1,192,448)
Net change in unrealized appreciation
(depreciation) on investments	(3,199,329)
Net realized and unrealized gain (loss)	(4,391,777)
Net increase (decrease) in net assets resulting
from operations	$62,701,528

Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Financial Statements (continued)

Statements of Changes in Net Assets

	Year Ended July 31,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$67,093,305	$30,570,756
Net realized gain (loss) from investments	(1,192,448)	2,601,104
Net change in unrealized appreciation
(depreciation) on investments	(3,199,329)	10,959,164
Net increase (decrease) in net assets
resulting from operations	62,701,528	44,131,024

Distributions to shareholders from net
investment income	(67,095,747)	(30,504,266)
Capital share transactions (Note 2)	844,483,546	763,630,176
Net increase (decrease) in net assets	840,089,327	777,256,934
Net assets:
Beginning of year	1,420,061,416	642,804,482
End of year	$2,260,150,743	$1,420,061,416
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of year	$67,046	$(48,227)

Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at year end, as indicated in the Statement of Investments, had been entered into on July 31, 2014.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

e. Income Taxes

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to non-U.S. beneficial owner for inclusion in its individual income tax returns, as applicable. The Fund has elected to be treated as a disregarded entity for U.S. income tax purposes, effective December 23, 2009.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily.

Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Each Fund's net investment income is proportionately allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

		Year Ended July 31,
		2014	2013
	Shares	Amount	Shares	Amount
Shares sold	108,182,033	$ 967,233,306	103,796,035	$ 924,533,865
Shares redeemed	(13,743,729)	(122,749,760)	(18,212,554)	(160,903,689)
Net increase (decrease)	94,438,304	$ 844,483,546	85,583,481	$ 763,630,176

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.	Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized
Fee Rate	Net Assets
0.950%	Up to and including $200 million
0.935%	Over $200 million, up to and including $700 million
0.900%	Over $700 million, up to and including $1.2 billion
0.875%	In excess of $1.2 billion

Effective May 1, 2014, the Fund combined its investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to May 1, 2014, the Fund paid fees to Advisers of 0.80% per year of the average daily net assets of the Fund.

b. Administrative Fees

Effective May 1, 2014, under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.

Prior to May 1, 2014, the Fund paid FT Services for administrative services based on the fund’s average daily net assets as follows:

Annualized
Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

Advisers and FT Services have voluntarily agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses, do not exceed 0.80% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Advisers and FT Services may discontinue this waiver at any time upon notice to the Board.

e. Other Affiliated Transactions

At July 31, 2014, the Franklin Floating Rate Fund, PLC owned 100% of the Fund’s outstanding shares.

Investment activities of this shareholder could have a material impact on the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At July 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,360,692,073

Unrealized appreciation	$10,911,955
Unrealized depreciation	(2,876,937)
Net unrealized appreciation (depreciation)	$8,035,018

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2014, aggregated $1,998,586,435 and $1,240,150,134, respectively.

7. CREDIT RISK

At July 31, 2014, the Fund had 84.62% of its portfolio invested in senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At July 31, 2014, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Alinta Energy Finance Pty Ltd, Delayed Draw Term Commitment	$675,944

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

9. SHAREHOLDER DISTRIBUTIONS

For the year ended July 31, 2014, the Fund made the following distributions:

Amount
Payment Date	Per Share
8/30/2013	$0.024578
9/30/2013	$0.023531
10/31/2013	$0.025140
11/29/2013	$0.025685
12/31/2013	$0.026676
1/31/2014	$0.024320
2/28/2014	$0.021700
3/31/2014	$0.023752
4/30/2014	$0.023494
5/30/2014	$0.026834
6/30/2014	$0.025976
7/31/2014	$0.027472
Total	$0.299158

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the year ended July 31, 2014, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1		Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments		$4,838	$-		$-	$4,838
Senior Floating Rate Interests		-	2,024,422,291		241,396	2,024,663,687
Asset-Backed Securities		-	15,241,217		-	15,241,217
Short Term Investments		-	328,817,349		-	328,817,349
Total Investments in Securities		$4,838	$2,368,480,857		$241,396	$2,368,727,091

Other Financial Instruments
Unfunded Loan Commitments		$-	$24,624		$-	$24,624

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In June 2014, the FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
FRN - Floating Rate Note
NCI - National Median Cost of Funds Index

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Floating Rate Master Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (the "Fund") at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2014 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 19, 2014

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1999	138	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906

Trustee

	Since 2007	112

ICO Global Communications (Holdings) Limited (satellite company) (2006-2010), Chevron Corporation (global energy company) (1989-2009), Hewlett-Packard Company (technology company) (1996-2002), Safeway, Inc. (grocery retailer) (1991-1998) and TransAmerica Corporation (insurance company) (1989-1999).

Principal Occupation During at Least the Past 5 Years:

Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012-present); and formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1999	138

Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products)(1994-2013), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	138	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	138	Hess Corporation (exploration and refining of oil and gas)(1998-2013).

Principal Occupation During at Least the Past 5 Years:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (1987 - 1991).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	138

Cbeyond, Inc. (business communications provider) (2010-2012), The Southern Company (energy company) (2010-2012) and Graham Holdings Company (formerly, The Washington Post Company) (education and media organization).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present); and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2007 and Lead Independent Trustee since 2008	112	None

Principal Occupation During at Least the Past 5 Years:

President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	148	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member - Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board and Trustee since 2013	138	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Mark Boyadjian (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2003	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer -Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer - Investment Management	Since 2010	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report.  It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Shareholder Information

Franklin Floating Rate Master Series

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Floating Rate Master Series (the Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included additional material, including a Fund profitability analysis prepared by management. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. They acknowledged the ongoing efforts by the Manager to comply with a regulatory directive adopted by the European Union as described below, and approved continuance of the investment management agreement for the Fund. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its sole shareholder. In addition to other factors, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided to the Fund’s sole shareholder from being part of the Franklin Templeton family of funds. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE AND EXPENSES. The Board also considered the investment performance of the Fund in view of its importance to shareholders, and the Fund’s expenses based upon the performance information provided to them throughout the year. It was noted that the Fund’s only shareholder was an investment fund organized under the laws of Ireland and that the Board had previously approved management’s proposal to liquidate the Fund in view of difficulties in complying with a regulatory directive recently adopted by the European Union. Since such meeting, however, management had made progress in complying with such regulatory directive in a manner that might not require liquidation of the Fund and would be reporting on such matter at an upcoming meeting. It was agreed that the Board would continue to monitor developments with respect to the Fund and that further information would be provided regarding the Fund’s comparative performance and expenses in advance of such meeting.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. Investment advisory services are provided to the Fund at a rate of 0.800% at all asset levels, and administrative fees are furnished under a separate agreement providing for a fee at the rate of 0.15% on the first $200 million of assets; 0.135% on the next $500 million of assets; 0.100% on the next $500 million of assets; and 0.075% on assets in excess of $1.2 billion. Approval was requested of a new form of investment management agreement that would cover both investment advisory services and administrative services. In considering this new form of investment management agreement, the Board took into account that the types of services and aggregate fee would be the same as that provided under the previous separate agreements and that combining such services was consistent with Lipper’s methodology of considering contractual investment management fees to include any separately charged administrative fee. It was noted that because the Fund’s sole shareholder is an Irish investment fund, the Board had in the past not considered detailed information on potential economies of scale given the market in which the Irish investment fund is sold and the combined expenses of the Irish investment fund and the Fund. However, as the Board would be continuing to monitor developments with respect to the Fund given management’s expected progress with respect to compliance with the European regulatory directive, it was noted that there would be further discussion of the investment management agreement, level of fees and potential economies of scale.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $73,159 for the fiscal year ended July 31, 2014 and $67,479 for the fiscal year ended July 31, 2013.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $3,830 for the fiscal year ended July 31, 2014 and $7,700 for the fiscal year ended July 31, 2013. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and requirements on local country’s self-certification forms.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $644 for the fiscal year ended July 31, 2014 and $0 for the fiscal year ended July 31, 2013.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than services reported in paragraphs (a)-(c) of Item 4 were $ 159,092 for the fiscal year ended July 31, 2014 and $39,194 for the fiscal year ended July 31, 2013. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i) pre-approval of all audit and audit related services;

        (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $163,566 for the fiscal year ended July 31, 2014 and $46,894 for the fiscal year ended July 31, 2013.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  September 25, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  September 25, 2014